Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have a written policy on equity grants designed to formalize our equity grant practices and ensure that equity awards will generally be made at specified times. Our equity award policy is designed to encourage consistency in practice, but is not intended to and does not limit the authority of the Compensation Committee under our equity incentive plans, including the 2022 Omnibus Incentive Plan. The Compensation Committee generally will review and approve annual equity awards to NEOs and other eligible employees in November of each year, which is near the beginning of our fiscal year. This allows the Compensation Committee to make annual equity awards at the beginning of the relevant performance cycle with the benefit of reviewing results from the immediately preceding performance cycle. We also may make equity awards at other times during the year for new hires or for other reasons, including, for example, a job promotion, because of an acquisition or for retention purposes. In accordance with our policy on equity grants and our 2022 Omnibus Incentive Plan, the Compensation Committee has delegated limited authority to our CEO to approve grants to employees that are not designated as Section 16 officers. Such awards may only be made on the first business day of a month. The Compensation Committee must approve any equity awards to our Section 16 officers, including the NEOs.
We do not backdate or retroactively grant RSUs. We generally schedule Board and Compensation Committee meetings at least one year in advance and, as noted above, generally make annual equity awards to our NEOs at approximately the same time each year. We do not time our equity awards to take advantage of the release of earnings or other major announcements by us or market conditions.

Award Timing Method	We generally schedule Board and Compensation Committee meetings at least one year in advance and, as noted above, generally make annual equity awards to our NEOs at approximately the same time each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not time our equity awards to take advantage of the release of earnings or other major announcements by us or market conditions.
MNPI Disclosure Timed for Compensation Value	false